UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.3%
BANGLADESH - 2.4%
Bangladesh Steel Re-Rolling Mills, Ltd.	178,823	298,649
Square Pharmaceuticals, Ltd.	410,902	1,479,033
Total Bangladesh		1,777,682
CHILE - 1.1%
Cencosud SA	131,780	349,550
S.A.C.I. Falabella	55,348	454,133
Total Chile		803,683
COLOMBIA - 0.3%
Ecopetrol SA	467,741	211,282
CZECH REPUBLIC - 0.4%
CEZ AS	15,578	270,781
INDONESIA - 9.6%
PT Astra International Tbk	1,996,459	1,336,965
PT Bank Central Asia Tbk	952,108	1,296,624
PT Bank Mandiri Persero Tbk	913,356	873,779
PT Bank Rakyat Indonesia Persero Tbk	1,044,105	1,194,718
PT Gudang Garam Tbk(a)	45,646	268,174
PT Telekomunikasi Indonesia Persero Tbk	4,668,358	1,583,266
PT Unilever Indonesia Tbk	113,132	414,244
Total Indonesia		6,967,770
KENYA - 3.1%
Equity Group Holdings, Ltd.	2,090,419	760,977
Safaricom, Ltd.	6,721,107	1,474,495
Total Kenya		2,235,472
MALAYSIA - 11.1%
Axiata Group Bhd	434,700	489,116
CIMB Group Holdings Bhd	629,000	964,164
DiGi.Com Bhd	361,500	421,069
IHH Healthcare Bhd	275,300	368,764
Malayan Banking Bhd	551,200	1,236,545
MISC Bhd	141,700	246,254
Petronas Chemicals Group Bhd	279,200	461,794
Petronas Gas Bhd	76,600	330,836
Public Bank Bhd	304,020	1,439,131
Sime Darby Bhd	348,000	770,154
Tenaga Nasional Bhd	401,800	1,323,530
Total Malaysia		8,051,357
MEXICO - 15.2%
Alfa SAB de CV Class A	256,999	366,619
America Movil SAB de CV Series L	2,566,490	2,070,236
Arca Continental SAB de CV	30,739	231,633
Cemex SAB de CV Series CPO(a)	1,320,907	1,244,297
Fomento Economico Mexicano SAB de CV Series UBD	182,737	1,804,780
Grupo Bimbo SAB de CV Series A	208,190	524,508
Grupo Financiero Banorte SAB de CV Class O	197,997	1,262,276
Grupo Financiero Inbursa SAB de CV Class O	197,747	338,687
Grupo Mexico SAB de CV Series B	290,385	819,346
Grupo Televisa SAB Series CPO	216,750	1,059,216
Industrias Penoles SAB de CV	10,799	244,341
Wal-Mart de Mexico SAB de CV	448,943	1,044,985
Total Mexico		11,010,924
MOROCCO - 4.2%
Attijariwafa Bank	33,052	1,506,238
Maroc Telecom	106,916	1,555,099
Total Morocco		3,061,337
NIGERIA - 5.8%
Guaranty Trust Bank PLC(b)	16,160,916	1,538,088
Nigerian Breweries PLC(b)	2,694,727	1,185,843
Zenith Bank PLC(b)	26,209,162	1,496,504
Total Nigeria		4,220,435

Issuer	Shares	Value ($)

Common Stocks (continued)
OMAN - 1.6%
Bank Muscat SAOG	1,217,775	1,182,521
PHILIPPINES - 5.4%
Ayala Corp.	23,910	402,765
Ayala Land, Inc.	683,500	538,429
BDO Unibank, Inc.	193,046	474,390
JG Summit Holdings, Inc.(a)	298,300	478,841
PLDT, Inc.	11,535	411,017
SM Investments Corp.	47,624	757,869
SM Prime Holdings, Inc.	889,800	581,914
Universal Robina Corp.	87,150	281,346
Total Philippines		3,926,571
POLAND - 3.5%
Bank Pekao SA	15,463	520,395
Polski Koncern Naftowy Orlen SA	30,643	924,669
Polskie Gornictwo Naftowe i Gazownictwo SA	167,744	285,884
Powszechna Kasa Oszczednosci Bank Polski SA(a)	84,145	781,932
Total Poland		2,512,880
QATAR - 1.1%
Qatar National Bank QPSC	22,854	792,935
ROMANIA - 1.8%
Banca Transilvania SA(a)	1,974,229	1,326,694
SOUTH AFRICA - 14.3%
Anglo American Platinum, Ltd.(a)	4,664	106,700
Aspen Pharmacare Holdings, Ltd.	26,605	582,965
Barclays Africa Group, Ltd.	50,234	551,127
FirstRand, Ltd.	247,397	890,270
MTN Group, Ltd.	139,279	1,212,878
Naspers, Ltd. N Shares	11,153	2,166,334
Nedbank Group, Ltd.	16,342	260,412
Remgro, Ltd.	39,707	646,888
Sanlam, Ltd.	130,242	644,128
Sasol, Ltd.	42,731	1,195,261
Shoprite Holdings, Ltd.	34,424	523,828
Standard Bank Group, Ltd.	98,062	1,078,027
Vodacom Group, Ltd.	39,098	490,183
Total South Africa		10,349,001
THAILAND - 7.7%
Advanced Info Service PCL NVDR	111,100	580,519
Airports of Thailand PCL NVDR	421,800	586,696
Bangkok Dusit Medical Services PCL NVDR	858,500	485,228
CP ALL PCL NVDR	517,700	956,305
PTT Exploration & Production PCL NVDR	138,300	351,144
PTT PCL NVDR	142,800	1,555,372
Siam Commercial Bank PCL NVDR	238,700	1,092,666
Total Thailand		5,607,930
TURKEY - 2.9%
Akbank TAS	201,650	561,005
KOC Holding AS	61,013	280,249
Turk Telekomunikasyon AS(a)	51,895	91,929
Turkcell Iletisim Hizmetleri AS	93,168	306,280
Turkiye Garanti Bankasi AS	206,045	572,648
Turkiye Is Bankasi Class C	138,693	293,328
Total Turkey		2,105,439
UNITED ARAB EMIRATES - 2.1%
Emaar Properties PJSC	347,227	735,492
Emirates Telecommunications Group Co. PJSC	172,151	810,850
Total United Arab Emirates		1,546,342

Issuer	Shares	Value ($)

Common Stocks (continued)
VIETNAM - 5.7%
Hoa Phat Group JSC	639,231	899,890
Saigon Securities, Inc.	323,350	393,323
Vietnam Dairy Products JSC	219,960	1,525,040
Vingroup JSC(a)	700,772	1,316,395
Total Vietnam		4,134,648
Total Common Stocks (Cost: $76,347,718)		72,095,684

Rights - 0.1%
VIETNAM - 0.1%
Hoa Phat Group JSC, expiring 7/17/17(a)	709,541	74,915
Total Rights
(Cost: $0)		74,915
(Total Investments Cost: $76,347,718)(c)		72,170,599(d)
Other Assets & Liabilities, Net		409,804
Net Assets		72,580,403

Notes to Portfolio of Investments
(a) Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $4,220,435, which represents less than 5.81% of net assets.

(c)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $76,348,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,299,000
Unrealized Depreciation	(10,476,000)
Net Unrealized Depreciation	$(4,177,000)

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3
Valuation Inputs	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Bangladesh	1,777,682	—	—	1,777,682
Chile	803,683	—	—	803,683
Colombia	211,282	—	—	211,282
Czech Republic	270,781	—	—	270,781
Indonesia	6,967,770	—	—	6,967,770
Kenya	2,235,472	—	—	2,235,472
Malaysia	8,051,357	—	—	8,051,357
Mexico	11,010,924	—	—	11,010,924
Morocco	3,061,337	—	—	3,061,337
Nigeria	—	—	4,220,435	4,220,435
Oman	1,182,521	—	—	1,182,521
Philippines	3,926,571	—	—	3,926,571
Poland	2,512,880	—	—	2,512,880
Qatar	792,935	—	—	792,935
Romania	1,326,694	—	—	1,326,694
South Africa	10,349,001	—	—	10,349,001
Thailand	5,607,930	—	—	5,607,930
Turkey	2,105,439	—	—	2,105,439
United Arab Emirates	1,546,342	—	—	1,546,342
Vietnam	4,134,648	—	—	4,134,648
Total Common Stocks	67,875,249	—	4,220,435	72,095,684
Rights
Vietnam	—	74,915	—	74,915
Total Rights	—	74,915	—	74,915
Total Investments	67,875,249	74,915	4,220,435	72,170,599

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Balance as of 03/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation) (a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Common Stocks	—	—	(79,221)	680,261	3,374	(192,579)	3,808,600	—	4,220,435

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $680,261.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 1 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 90.8%
BRAZIL - 3.8%
Ambev SA	17,619	97,368
Banco do Brasil SA	3,947	31,926
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,738	52,087
BRF SA	4,096	48,461
Cielo SA	4,639	34,443
Kroton Educacional SA	9,653	43,323
Ultrapar Participacoes SA	1,819	42,559
Total Brazil		350,167
CHILE - 1.2%
Cencosud SA	10,697	28,374
Cia Cervecerias Unidas SA	3,209	42,031
Empresas COPEC SA	3,875	42,258
Total Chile		112,663
INDIA - 11.9%
HDFC Bank, Ltd. ADR	4,374	380,407
ICICI Bank, Ltd. ADR	32,462	291,185
Infosys, Ltd. ADR	14,154	212,593
Tata Motors, Ltd. ADR	6,308	208,227
Total India		1,092,412
INDONESIA - 3.7%
PT Astra International Tbk	101,930	68,259
PT Bank Central Asia Tbk	88,767	120,887
PT Bank Mandiri Persero Tbk	76,157	72,857
PT Telekomunikasi Indonesia Persero Tbk	221,258	75,039
Total Indonesia		337,042
MALAYSIA - 4.1%
Dialog Group BHD	205,800	92,049
IHH Healthcare Bhd	70,000	93,765
Petronas Dagangan Bhd	11,400	64,002
Sime Darby Bhd	19,600	43,377
Tenaga Nasional Bhd	24,600	81,033
Total Malaysia		374,226
MEXICO - 5.9%
Cemex SAB de CV Series CPO(a)	87,342	82,276
Coca-Cola Femsa SAB de CV Series L	12,140	103,138
Fomento Economico Mexicano SAB de CV Series UBD	4,115	40,641
Grupo Bimbo SAB de CV Series A	26,186	65,972
Grupo Mexico SAB de CV Series B	30,260	85,381
Grupo Televisa SAB Series CPO	16,030	78,336
Wal-Mart de Mexico SAB de CV	36,787	85,628
Total Mexico		541,372
PHILIPPINES - 2.0%
Energy Development Corp.	323,100	38,739
JG Summit Holdings, Inc.(a)	30,450	48,879
Semirara Mining & Power Corp.	15,250	48,506
SM Investments Corp.	2,590	41,216
Total Philippines		177,340
POLAND - 2.5%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	12,105	112,488
Powszechny Zaklad Ubezpieczen SA	9,534	114,640
Total Poland		227,128
RUSSIA - 3.4%
Gazprom PJSC ADR	16,873	66,783
LUKOIL PJSC ADR	2,897	141,084
Sberbank of Russia PJSC ADR	10,236	105,943
Total Russia		313,810

Issuer	Shares	Value ($)

Common Stocks (continued)
SOUTH AFRICA - 9.9%
AngloGold Ashanti, Ltd.	3,737	36,507
Aspen Pharmacare Holdings, Ltd.	2,323	50,901
Bid Corp., Ltd.	5,595	127,772
Bidvest Group, Ltd. (The)	5,745	69,094
FirstRand, Ltd.	9,038	32,524
MTN Group, Ltd.	6,869	59,817
Naspers, Ltd. N Shares	944	183,361
Redefine Properties, Ltd.	35,371	28,399
Remgro, Ltd.	2,311	37,650
Sanlam, Ltd.	10,977	54,288
Sasol, Ltd.	2,774	77,594
Standard Bank Group, Ltd.	4,732	52,020
Steinhoff International Holdings NV	18,739	95,894
Total South Africa		905,821
SOUTH KOREA - 18.3%
Celltrion, Inc.(a)	727	73,135
Hana Financial Group, Inc.	1,280	50,623
Hyundai Motor Co.	951	132,574
KB Financial Group, Inc.	3,241	163,445
Kia Motors Corp.	2,178	72,718
Korea Electric Power Corp.	1,771	63,153
KT&G Corp.	686	70,150
LG Chem, Ltd.	167	42,474
POSCO	414	103,848
Samsung C&T Corp.	376	48,637
Samsung Electronics Co., Ltd.	273	567,164
Shinhan Financial Group Co., Ltd.	3,100	133,575
SK Hynix, Inc.	2,610	153,751
Total South Korea		1,675,247
TAIWAN - 17.2%
Advanced Semiconductor Engineering, Inc.	33,916	43,538
Asia Pacific Telecom Co., Ltd.(a)	154,000	55,434
China Steel Corp.	93,103	75,750
Chipbond Technology Corp.	27,000	41,538
Chunghwa Telecom Co., Ltd.	25,738	91,378
CTBC Financial Holding Co., Ltd.	76,749	50,333
Far Eastern New Century Corp.	76,520	62,257
Far EasTone Telecommunications Co., Ltd.	21,000	53,501
Formosa Chemicals & Fibre Corp.	13,222	41,509
Formosa Petrochemical Corp.	12,000	41,420
Formosa Plastics Corp.	28,632	87,251
Hon Hai Precision Industry Co., Ltd.	48,418	186,223
MediaTek, Inc.	6,844	58,608
Nan Ya Plastics Corp.	40,475	100,456
President Chain Store Corp.	10,887	97,883
Standard Foods Corp.	24,000	64,458
Taiwan Semiconductor Manufacturing Co., Ltd.	60,804	416,753
Total Taiwan		1,568,290
THAILAND - 4.7%
Airports of Thailand PCL NVDR	50,600	70,381
BTS Group Holdings PCL NVDR	212,800	53,247
CP ALL PCL NVDR	21,500	39,715
Home Product Center PCL NVDR	121,300	34,280
PTT PCL	6,300	68,619
Siam Cement PCL (The)	3,600	53,412
Siam Commercial Bank PCL (The)	16,800	76,903
Thai Union Group PCL NVDR	58,500	36,337
Total Thailand		432,894

Issuer	Shares	Value ($)

Common Stocks (continued)
TURKEY - 2.2%
Haci Omer Sabanci Holding AS	17,157	53,236
Turkiye Garanti Bankasi AS	27,712	77,018
Turkiye Is Bankasi Class C	33,818	71,523
Total Turkey		201,777
Total Common Stocks (Cost: $7,566,104)		8,310,189

Preferred Stocks - 8.4%
BRAZIL - 8.4%
Banco Bradesco SA Preference Shares	6,981	59,312
Cia Brasileira de Distribuicao Preference Shares(a)	1,469	28,886
Itau Unibanco Holding SA Preference Shares	17,905	198,599
Itausa - Investimentos Itau SA Preference Shares	34,434	93,743
Petroleo Brasileiro SA Preference Shares(a)	43,226	161,384
Telefonica Brasil SA Preference Shares	3,914	53,041
Vale SA Preference Shares	21,377	173,623
Total Brazil		768,588
Total Preferred Stocks (Cost: $613,265)		768,588
Total Investments
(Cost: $8,179,369)(b)		9,078,777(c)
Other Assets & Liabilities, Net		72,532
Net Assets		9,151,309

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $8,179,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,055,000
Unrealized Depreciation	(155,000)
Net Unrealized Appreciation	$900,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Brazil	350,167	—	—	350,167
Chile	112,663	—	—	112,663
India	1,092,412	—	—	1,092,412
Indonesia	337,042	—	—	337,042
Malaysia	374,226	—	—	374,226
Mexico	541,372	—	—	541,372
Philippines	177,340	—	—	177,340
Poland	227,128	—	—	227,128
Russia	313,810	—	—	313,810
South Africa	905,821	—	—	905,821
South Korea	1,675,247	—	—	1,675,247
Taiwan	1,568,290	—	—	1,568,290
Thailand	432,894	—	—	432,894
Turkey	201,777	—	—	201,777
Total Common Stocks	8,310,189	—	—	8,310,189
Preferred Stocks
Brazil	768,588	—	—	768,588
Total Preferred Stocks	768,588	—	—	768,588
Total Investments	9,078,777	—	—	9,078,777

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 95.3%
BRAZIL - 14.2%
Ambev SA	45,866	253,469
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	44,249	263,765
BRF SA	20,811	246,221
JBS SA	133,312	262,741
Kroton Educacional SA	59,482	266,958
Lojas Renner SA	31,438	259,797
WEG SA	46,455	248,171
Total Brazil		1,801,122
CHILE - 2.0%
Aguas Andinas SA Class A	438,660	256,666
HONG KONG - 5.9%
CLP Holdings, Ltd.	23,265	246,167
Hong Kong & China Gas Co., Ltd.	131,629	247,528
Hong Kong Exchanges & Clearing, Ltd.	9,734	251,628
Total Hong Kong		745,323
INDONESIA - 7.9%
PT Bank Rakyat Indonesia Persero Tbk	217,637	249,031
PT Hanjaya Mandala Sampoerna Tbk	867,147	249,848
PT Surya Citra Media Tbk	1,280,709	248,887
PT Telekomunikasi Indonesia Persero Tbk	736,691	249,847
Total Indonesia		997,613
KENYA - 2.0%
Safaricom, Ltd.	1,126,704	247,179
MALAYSIA - 9.9%
AirAsia Bhd	340,200	257,568
Axiata Group Bhd	217,000	244,164
Maxis Bhd	191,700	247,851
Petronas Chemicals Group Bhd	149,900	247,933
Public Bank Bhd	52,600	248,991
Total Malaysia		1,246,507
PHILIPPINES - 1.9%
Aboitiz Power Corp.	316,600	244,069
SOUTH AFRICA - 9.8%
Netcare, Ltd.	126,137	247,701
Sasol, Ltd.	8,990	251,466
Standard Bank Group, Ltd.	23,096	253,902
Truworths International, Ltd.	45,226	246,797
Woolworths Holdings, Ltd.	51,546	242,535
Total South Africa		1,242,401
TAIWAN - 17.9%
Cathay Financial Holding Co., Ltd.(a)	154,416	254,314
Chunghwa Telecom Co., Ltd.	70,163	249,099
Formosa Plastics Corp.	83,656	254,928
Hon Hai Precision Industry Co., Ltd.	67,668	260,262
Nan Ya Plastics Corp.	105,003	260,609
Pegatron Corp.	78,239	245,108
Taiwan Mobile Co., Ltd.(a)	66,197	249,164
Taiwan Semiconductor Manufacturing Co., Ltd.	34,921	239,350
Uni-President Enterprises Corp.	125,830	252,322
Total Taiwan		2,265,156

Issuer	Shares	Value ($)

Common Stocks (continued)
THAILAND - 18.0%
Advanced Info Service PCL NVDR	47,500	248,197
Airports of Thailand PCL NVDR	182,700	254,123
Berli Jucker PCL NVDR	186,800	262,576
CP ALL PCL NVDR	136,500	252,145
Home Product Center PCL NVDR	889,800	251,460
Intouch Holdings PCL NVDR	148,400	249,008
Robinson PCL NVDR	148,400	254,469
Thai Beverage PCL	397,300	259,701
Thai Union Group PCL NVDR	398,900	247,771
Total Thailand		2,279,450
TURKEY - 3.9%
KOC Holding AS	52,907	243,016
Turkiye Sise ve Cam Fabrikalari AS	191,041	249,475
Total Turkey		492,491
UNITED ARAB EMIRATES - 1.9%
Emaar Properties PJSC	115,521	244,695
Total Common Stocks (Cost: $11,853,221)		12,062,672

Preferred Stocks - 4.2%
BRAZIL - 4.2%
Banco Bradesco SA Preference Shares	31,617	268,624
Itausa - Investimentos Itau SA Preference Shares	95,142	259,015
Total Brazil		527,639
Total Preferred Stocks (Cost: $385,424)		527,639
Total Investments
(Cost: $12,238,645)(b)		12,590,311(c)
Other Assets & Liabilities, Net		66,164
Net Assets		12,656,475

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $12,239,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,095,000
Unrealized Depreciation	(744,000)
Net Unrealized Appreciation	$351,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Brazil	1,801,122	—	—	1,801,122
Chile	256,666	—	—	256,666
Hong Kong	745,323	—	—	745,323
Indonesia	997,613	—	—	997,613
Kenya	247,179	—	—	247,179
Malaysia	1,246,507	—	—	1,246,507
Philippines	244,069	—	—	244,069
South Africa	1,242,401	—	—	1,242,401
Taiwan	2,265,156	—	—	2,265,156
Thailand	2,279,450	—	—	2,279,450
Turkey	492,491	—	—	492,491
United Arab Emirates	244,695	—	—	244,695
Total Common Stocks	12,062,672	—	—	12,062,672
Preferred Stocks
Brazil	527,639	—	—	527,639
Total Preferred Stocks	527,639	—	—	527,639
Total Investments	12,590,311	—	—	12,590,311

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia EM Strategic Opportunities ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.0%
BRAZIL - 7.6%
Ambev SA ADR	51,314	281,714
BRF SA ADR	7,567	89,215
Telefonica Brasil SA ADR	5,769	77,824
Total Brazil		448,753
CHINA - 25.5%
Belle International Holdings, Ltd.	69,099	54,525
BYD Co., Ltd. Class H	7,117	43,670
China Mengniu Dairy Co., Ltd.(a)	33,750	66,147
China Mobile, Ltd.	26,711	283,484
China Telecom Corp., Ltd. Class H	193,313	91,872
China Unicom Hong Kong, Ltd.(a)	83,396	123,922
Ctrip.com International, Ltd. ADR(a)	4,182	225,242
Guangdong Investment, Ltd.	40,983	56,489
Hengan International Group Co., Ltd.	9,460	69,801
JD.com, Inc. ADR(a)	7,090	278,070
New Oriental Education & Technology Group, Inc. ADR(a)	1,347	94,950
Sinopharm Group Co., Ltd. Class H(a)	16,616	75,136
Vipshop Holdings, Ltd. ADR(a)	3,721	39,257
Total China		1,502,565
HONG KONG - 1.5%
WH Group, Ltd.(b)	87,639	88,465
INDIA - 14.7%
Bharti Airtel, Ltd.	18,376	107,946
Hindustan Unilever, Ltd.	8,901	148,668
ITC, Ltd.	36,331	181,915
Lupin, Ltd.	3,083	50,551
Mahindra & Mahindra, Ltd.	3,156	65,847
NTPC, Ltd.	27,566	67,788
Sun Pharmaceutical Industries, Ltd.	15,040	129,302
Tata Motors, Ltd. ADR	2,125	70,146
Zee Entertainment Enterprises, Ltd.	5,677	43,154
Total India		865,317
INDONESIA - 6.3%
PT Astra International Tbk	209,918	140,575
PT Telekomunikasi Indonesia Persero Tbk ADR	6,930	233,333
Total Indonesia		373,908
MALAYSIA - 3.8%
Axiata Group Bhd	45,000	50,633
IHH Healthcare Bhd	35,600	47,686
Tenaga Nasional Bhd	37,800	124,513
Total Malaysia		222,832
MEXICO - 13.7%
America Movil SAB de CV Class L ADR	17,120	272,550
Fomento Economico Mexicano SAB de CV ADR	2,723	267,780
Grupo Televisa SAB ADR	5,176	126,139
Wal-Mart de Mexico SAB de CV	60,929	141,822
Total Mexico		808,291
RUSSIA - 3.1%
Magnit PJSC GDR	3,594	122,196
Mobile TeleSystems PJSC ADR	6,959	58,316
Total Russia		180,512

Issuer	Shares	Value ($)

Common Stocks (continued)
SOUTH AFRICA - 18.5%
Aspen Pharmacare Holdings, Ltd.	4,537	99,414
Mediclinic International PLC	4,955	47,854
Mr Price Group, Ltd.	2,669	31,777
MTN Group, Ltd.	22,162	192,993
Naspers, Ltd. N Shares	1,434	278,537
Shoprite Holdings, Ltd.	4,961	75,491
Steinhoff International Holdings NV	34,038	174,184
Tiger Brands, Ltd.	2,284	64,132
Vodacom Group, Ltd.	7,084	88,814
Woolworths Holdings, Ltd.	8,614	40,531
Total South Africa		1,093,727
THAILAND - 4.3%
Advanced Info Service PCL	14,900	77,855
CP ALL PCL NVDR	55,100	101,782
Thai Beverage PCL	115,800	75,695
Total Thailand		255,332
Total Investments
(Cost: $6,169,418(c)		5,839,702(d)
Other Assets & Liabilities, Net		57,893
Net Assets		5,897,595

Notes to Consolidated Portfolio of Investments
(a) Non-income producing security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of this security amounted to $88,465, or 1.50% of net assets.

(c)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $6,169,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$646,000
Unrealized Depreciation	(975,000)
Net Unrealized Depreciation	$(329,000)

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3
Valuation Inputs	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Brazil	448,753	—	—	448,753
China	1,502,565	—	—	1,502,565
Hong Kong	88,465	—	—	88,465
India	865,317	—	—	865,317
Indonesia	373,908	—	—	373,908
Malaysia	222,832	—	—	222,832
Mexico	808,291	—	—	808,291
Russia	180,512	—	—	180,512
South Africa	1,093,727	—	—	1,093,727
Thailand	255,332	—	—	255,332
Total Common Stocks	5,839,702	—	—	5,839,702
Total Investments	5,839,702	—	—	5,839,702

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.7%
BRAZIL - 9.7%
Ambev SA ADR	7,758,716	42,595,351
BRF SA ADR	1,798,810	21,207,970
Lojas Renner SA	2,406,366	19,885,701
Total Brazil		83,689,022
CHILE - 2.8%
S.A.C.I. Falabella	2,988,203	24,518,347
CHINA - 21.0%
Belle International Holdings, Ltd.	23,967,583	18,912,606
China Mengniu Dairy Co., Ltd.(a)	9,553,979	18,725,013
Ctrip.com International, Ltd. ADR(a)	736,996	39,694,605
Hengan International Group Co., Ltd.	2,689,898	19,847,450
JD.com, Inc. ADR(a)	1,352,838	53,058,306
Vipshop Holdings, Ltd. ADR(a)	1,340,857	14,146,041
Want Want China Holdings, Ltd.	23,922,137	16,149,423
Total China		180,533,444
INDIA - 14.4%
Hindustan Unilever, Ltd.	1,739,699	29,057,111
ITC, Ltd.	6,660,707	33,351,194
Maruti Suzuki India, Ltd.	281,714	31,456,956
Tata Motors, Ltd. ADR	923,693	30,491,106
Total India		124,356,367
INDONESIA - 3.7%
PT Astra International Tbk	47,183,401	31,597,213
MALAYSIA - 2.0%
Genting Bhd	7,690,662	16,858,847
MEXICO - 11.5%
Fomento Economico Mexicano SAB de CV Series UBD	4,137,580	40,864,311
Grupo Televisa SAB Series CPO	6,031,802	29,476,257
Wal-Mart de Mexico SAB de CV	12,346,053	28,737,370
Total Mexico		99,077,938
PHILIPPINES - 2.6%
SM Investments Corp.	1,435,962	22,851,318
RUSSIA - 3.0%
Magnit PJSC GDR	757,910	25,768,940
SOUTH AFRICA - 20.1%
Naspers, Ltd. N Shares	433,563	84,214,297
Shoprite Holdings, Ltd.	1,319,399	20,077,220
Steinhoff International Holdings NV	6,923,912	35,432,040
Tiger Brands, Ltd.	647,526	18,181,630
Woolworths Holdings, Ltd.	3,263,451	15,355,219
Total South Africa		173,260,406
THAILAND - 5.2%
CP ALL PCL	13,031,583	24,072,177
Thai Beverage PCL	31,357,600	20,497,396
Total Thailand		44,569,573
UNITED STATES - 3.7%
Yum China Holdings, Inc.(a)	806,954	31,818,196
Total Investments
(Cost: $803,019,968)(b)		858,899,611 (c)
Other Assets & Liabilities, Net		2,320,110
Net Assets		861,219,721

Notes to Consolidated Portfolio of Investments
(a) Non-income producing security.
(b)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $803,020,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$149,516,000
Unrealized Depreciation	(93,636,000)
Net Unrealized Appreciation	$55,880,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1
Valuation Inputs	Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Brazil	83,689,022	—	—	83,689,022
Chile	24,518,347	—	—	24,518,347
China	180,533,444	—	—	180,533,444
India	124,356,367	—	—	124,356,367
Indonesia	31,597,213	—	—	31,597,213
Malaysia	16,858,847	—	—	16,858,847
Mexico	99,077,938	—	—	99,077,938
Philippines	22,851,318	—	—	22,851,318
Russia	25,768,940	—	—	25,768,940
South Africa	173,260,406	—	—	173,260,406
Thailand	44,569,573	—	—	44,569,573
United States	31,818,196	—	—	31,818,196
Total Common Stocks	858,899,611	—	—	858,899,611
Total Investments	858,899,611	—	—	858,899,611

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Core ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 97.0%
BRAZIL - 6.2%
Ambev SA ADR	10,938	60,050
BRF SA ADR	4,733	55,802
CPFL Energia SA ADR	3,885	61,966
Petroleo Brasileiro SA ADR(a)	7,392	59,062
Vale SA ADR	7,684	67,235
Total Brazil		304,115
CHILE - 1.2%
S.A.C.I. Falabella	7,314	60,012
CHINA - 13.7%
AAC Technologies Holdings, Inc.	1,655	20,692
Alibaba Group Holding, Ltd. ADR(a)	156	21,980
Baidu, Inc. ADR(a)	105	18,780
Bank of China, Ltd. Class H(a)	39,380	19,320
Belle International Holdings, Ltd.	25,154	19,849
China Communications Construction Co., Ltd. Class H	14,989	19,316
China Construction Bank Corp. Class H	23,640	18,321
China Everbright International, Ltd.	15,568	19,424
China Life Insurance Co., Ltd. ADR	1,255	19,252
China Mobile, Ltd. ADR	364	19,325
China Overseas Land & Investment, Ltd.	6,383	18,683
China Pacific Insurance Group Co., Ltd. Class H	4,879	19,937
China Railway Signal & Communication Corp., Ltd. Class H(b)	26,186	20,193
China Resources Land, Ltd.	6,589	19,202
China Unicom Hong Kong, Ltd. ADR(a)	1,342	20,076
CITIC, Ltd.	12,138	18,254
CNOOC, Ltd.	17,078	18,705
Ctrip.com International, Ltd. ADR(a)	343	18,474
Guangdong Investment, Ltd.	13,677	18,852
Haitong Securities Co., Ltd. Class H	11,658	18,846
Hanergy Thin Film Power Group, Ltd.(a),(c)	60,421	600
Hengan International Group Co., Ltd.	2,773	20,461
Industrial and Commercial Bank of China, Ltd. Class H(a)	28,903	19,512
JD.com, Inc. ADR(a)	477	18,708
Lenovo Group, Ltd.	30,214	19,081
NetEase, Inc. ADR	63	18,940
New Oriental Education & Technology Group, Inc. ADR(a)	238	16,777
PICC Property & Casualty Co., Ltd. Class H	11,949	19,960
Ping An Insurance Group Co. of China, Ltd. Class H	3,010	19,838
Semiconductor Manufacturing International Corp.(a)	18,959	21,979
Shenzhou International Group Holdings, Ltd.	2,871	18,867
Sinopharm Group Co., Ltd. Class H(a)	4,327	19,566
Tencent Holdings, Ltd.	562	20,100
Want Want China Holdings, Ltd.	27,017	18,239
Xinyi Solar Holdings, Ltd.(a)	63,040	18,008
ZTE Corp. Class H(a)	9,086	21,695
Total China		679,812
HONG KONG - 1.2%
Alibaba Pictures Group, Ltd.(a)	118,749	19,775
GCL-Poly Energy Holdings, Ltd.(a)	189,119	20,592
Haier Electronics Group Co., Ltd.(a)	7,295	18,970
Total Hong Kong		59,337

Issuer	Shares	Value ($)

Common Stocks (continued)
INDIA - 14.8%
Adani Ports and Special Economic Zone, Ltd.(a)	8,346	46,877
Dr. Reddy’s Laboratories, Ltd.	1,182	49,193
Hindustan Unilever, Ltd.	2,713	45,314
Housing Development Finance Corp., Ltd.	1,879	46,946
Infosys, Ltd. ADR	3,100	46,562
ITC, Ltd.	9,616	48,149
Larsen & Toubro, Ltd.	1,679	43,837
Lupin, Ltd.	2,601	42,648
Mahindra & Mahindra, Ltd.	2,095	43,710
Maruti Suzuki India, Ltd.	417	46,564
NTPC, Ltd.	19,018	46,767
Reliance Industries, Ltd.(a)	2,242	47,866
Sun Pharmaceutical Industries, Ltd.	5,873	50,491
Tata Consultancy Services, Ltd.	1,148	41,957
Tata Motors, Ltd. ADR	1,329	43,870
Zee Entertainment Enterprises, Ltd.	5,778	43,922
Total India		734,673
INDONESIA - 3.9%
PT Astra International Tbk	93,041	62,306
PT Telekomunikasi Indonesia Persero Tbk ADR	1,931	65,017
PT Unilever Indonesia Tbk	17,544	64,239
Total Indonesia		191,562
MALAYSIA - 6.1%
Genting Bhd	27,000	59,187
Genting Malaysia Bhd	47,200	60,476
IHH Healthcare Bhd	43,900	58,804
Sime Darby Bhd	27,700	61,302
Tenaga Nasional Bhd	18,700	61,598
Total Malaysia		301,367
MEXICO - 15.5%
Alfa SAB de CV Class A	42,069	60,013
America Movil SAB de CV Class L ADR	3,884	61,833
Cemex SAB de CV Series CPO(a)	70,219	66,147
Fibra Uno Administracion SA de CV	33,013	62,780
Fomento Economico Mexicano SAB de CV ADR	651	64,019
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,068	68,523
Grupo Aeroportuario del Sureste SAB de CV Class B	3,102	65,626
Grupo Mexico SAB de CV Series B	22,425	63,274
Grupo Televisa SAB ADR	2,599	63,338
Kimberly-Clark de Mexico SAB de CV Class A	29,817	63,259
Megacable Holdings SAB de CV Series CPO	15,734	63,754
Wal-Mart de Mexico SAB de CV	26,805	62,393
Total Mexico		764,959
PERU - 1.2%
Southern Copper Corp.	1,775	61,468
PHILIPPINES - 4.7%
Ayala Land, Inc.	73,400	57,821
Jollibee Foods Corp.	14,220	57,489
SM Investments Corp.	3,810	60,631
SM Prime Holdings, Inc.	89,400	58,466
Total Philippines		234,407
POLAND - 2.5%
Cyfrowy Polsat SA(a)	8,885	59,109
Powszechny Zaklad Ubezpieczen SA	5,229	62,875
Total Poland		121,984

Issuer	Shares	Value ($)

Common Stocks (continued)
RUSSIA - 4.9%
Gazprom PJSC ADR	3,429	13,665
Gazprom PJSC ADR	11,496	45,501
LUKOIL PJSC ADR	231	11,271
LUKOIL PJSC ADR	1,070	52,109
Magnit PJSC GDR	1,726	58,684
MMC Norilsk Nickel PJSC ADR	3,103	42,821
MMC Norilsk Nickel PJSC ADR	1,391	19,098
Total Russia		243,149
SOUTH AFRICA - 14.6%
Aspen Pharmacare Holdings, Ltd.	2,576	56,445
FirstRand, Ltd.	15,355	55,256
Mediclinic International PLC	5,659	54,653
MTN Group, Ltd.	6,435	56,038
Naspers, Ltd. N Shares	281	54,581
Netcare, Ltd.	29,132	57,208
Remgro, Ltd.	3,493	56,906
Sanlam, Ltd.	11,186	55,322
Sasol, Ltd. ADR	2,001	55,928
Shoprite Holdings, Ltd.	3,699	56,287
Steinhoff International Holdings NV	11,252	57,580
Tiger Brands, Ltd.	1,961	55,062
Woolworths Holdings, Ltd.	11,228	52,830
Total South Africa		724,096
THAILAND - 3.9%
Airports of Thailand PCL NVDR	47,900	66,626
CP ALL PCL NVDR	34,500	63,729
Siam Cement PCL NVDR	4,100	60,830
Total Thailand		191,185
TURKEY - 1.3%
Haci Omer Sabanci Holding AS	20,621	63,984
UNITED ARAB EMIRATES - 1.3%
Emaar Properties PJSC	30,118	63,796
Total Common Stocks (Cost: $4,472,623)		4,799,906

Preferred Stocks - 2.5%
BRAZIL - 2.5%
Banco Bradesco SA Preference Shares ADR	7,313	62,160
Itau Unibanco Holding SA Preference Shares ADR	5,592	61,792
Total Brazil		123,952
Total Preferred Stocks (Cost: $98,891)		123,952
Total Investments
(Cost: $4,571,514)(d)		4,923,858(e)
Other Assets & Liabilities, Net		27,092
Net Assets		4,950,950

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of this security amounted to $20,193, or 0.41% of net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of this security amounted to $600, which represents less than 0.01% of net assets.

(d)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $4,572,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$683,000
Unrealized Depreciation	(331,000)
Net Unrealized Appreciation	$352,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3
Valuation Inputs	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Brazil	304,115	—	—	304,115
Chile	60,012	—	—	60,012
China	679,212	—	600	679,812
Hong Kong	59,337	—	—	59,337
India	734,673	—	—	734,673
Indonesia	191,562	—	—	191,562
Malaysia	301,367	—	—	301,367
Mexico	764,959	—	—	764,959
Peru	61,468	—	—	61,468
Philippines	234,407	—	—	234,407
Poland	121,984	—	—	121,984
Russia	243,149	—	—	243,149
South Africa	724,096	—	—	724,096
Thailand	191,185	—	—	191,185
Turkey	63,984	—	—	63,984
United Arab Emirates	63,796	—	—	63,796
Total Common Stocks	4,799,306	—	600	4,799,906
Preferred Stocks
Brazil	123,952	—	—	123,952
Total Preferred Stocks	123,952	—	—	123,952
Total Investments	4,923,258	—	600	4,923,858

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.5%
CONSUMER DISCRETIONARY - 59.3%
Aditya Birla Fashion and Retail, Ltd.(a)	1,206,407	3,236,372
Bajaj Auto, Ltd.	116,542	5,032,559
Bharat Forge, Ltd.	212,168	3,586,546
Bosch, Ltd.	14,713	5,309,825
Exide Industries, Ltd.	741,634	2,529,960
Hero MotoCorp, Ltd.	100,733	5,768,294
Mahindra & Mahindra, Ltd.	255,293	5,326,446
Maruti Suzuki India, Ltd.	56,112	6,265,619
Motherson Sumi Systems, Ltd.(a)	913,487	6,529,197
MRF, Ltd.	4,380	4,629,935
Page Industries, Ltd.	6,444	1,668,561
Rajesh Exports, Ltd.	95,752	1,021,330
Sun TV Network, Ltd.	116,687	1,473,808
Tata Motors, Ltd.	712,259	4,766,392
Titan Co., Ltd.(a)	560,900	4,550,981
TVS Motor Co., Ltd.	318,216	2,703,759
Whirlpool of India, Ltd.(a)	55,558	978,448
Zee Entertainment Enterprises, Ltd.	650,590	4,945,541
Total		70,323,573
CONSUMER STAPLES - 40.2%
Britannia Industries Ltd.	103,571	5,912,700
Colgate-Palmolive India, Ltd.	233,427	4,011,640
Dabur India, Ltd.	987,053	4,460,540
Emami, Ltd.	110,230	1,834,196
GlaxoSmithKline Consumer Healthcare, Ltd.	20,408	1,690,261
Godrej Consumer Products, Ltd.	404,590	6,059,696
Hindustan Unilever, Ltd.	382,105	6,382,062
Marico, Ltd.	910,123	4,426,179
Nestle India, Ltd.	54,393	5,669,074
Procter & Gamble Hygiene & Health Care, Ltd.	16,786	2,083,568
United Breweries, Ltd.	116,130	1,404,340
United Spirits, Ltd.(a)	99,574	3,694,656
Total		47,628,912
Total Investments
(Cost: $93,241,657)(b)		117,952,485(c)
Other Assets & Liabilities, Net		633,159
Net Assets		118,585,644

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $93,242,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,141,000
Unrealized Depreciation	(431,000)
Net Unrealized Appreciation	$24,710,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3
Valuation Inputs	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Consumer Discretionary	70,323,573	—	—	70,323,573
Consumer Staples	47,628,912	—	—	47,628,912
Total Common Stocks	117,952,485	—	—	117,952,485
Total Investments	117,952,485	—	—	117,952,485

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.8%
ENERGY - 3.1%
Petronet LNG, Ltd.	228,649	1,528,336
INDUSTRIALS - 36.2%
Adani Ports and Special Economic Zone, Ltd.(a)	524,223	2,944,408
Aditya Birla Nuvo, Ltd.	42,544	1,223,714
Ashok Leyland, Ltd.	1,049,029	1,523,131
Bharat Heavy Electricals, Ltd.	688,878	1,441,968
Container Corp. of India, Ltd.	80,254	1,422,937
Cummins India, Ltd.	103,549	1,473,435
Eicher Motors, Ltd.(a)	6,224	2,603,647
Havells India, Ltd.	157,542	1,121,165
Larsen & Toubro, Ltd.	94,018	2,454,686
NBCC India, Ltd.	68,254	213,830
Siemens, Ltd.	67,888	1,402,555
Total		17,825,476
MATERIALS - 28.5%
ACC, Ltd.	71,152	1,726,086
Ambuja Cements, Ltd.	523,360	1,996,278
JSW Steel, Ltd.	747,452	2,352,067
NMDC, Ltd.	604,218	1,011,899
Shree Cement, Ltd.	6,127	1,607,006
UltraTech Cement, Ltd.	36,092	2,210,665
Vedanta, Ltd.	807,321	3,110,629
Total		14,014,630
REAL ESTATE - 2.0%
DLF, Ltd.(a)	341,380	1,007,173
TELECOMMUNICATION SERVICES - 13.9%
Bharti Airtel, Ltd.	443,011	2,602,379
Bharti Infratel, Ltd.	406,187	2,353,701
Idea Cellular, Ltd.	951,332	1,254,706
Tata Communications, Ltd.	54,266	606,906
Total		6,817,692
UTILITIES - 16.1%
GAIL India, Ltd.	472,313	2,641,153
JSW Energy, Ltd.	228,949	226,868
NTPC, Ltd.	898,575	2,209,685
Reliance Infrastructure, Ltd.	103,429	795,989
Reliance Power, Ltd.(a)	532,320	350,419
Tata Power Co., Ltd. (The)	1,378,812	1,718,249
Total		7,942,363
Total Investments
(Cost: $38,853,361)(b)		49,135,670(c)
Other Assets & Liabilities, Net		75,607
Net Assets		49,211,277

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $38,853,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,998,000
Unrealized Depreciation	(715,000)
Net Unrealized Appreciation	$10,283,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3
Valuation Inputs	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Energy	1,528,336	—	—	1,528,336
Industrials	17,825,476	—	—	17,825,476
Materials	14,014,630	—	—	14,014,630
Real Estate	1,007,173	—	—	1,007,173
Telecommunication Services	6,817,692	—	—	6,817,692
Utilities	7,942,363	—	—	7,942,363
Total Common Stocks	49,135,670	—	—	49,135,670
Total Investments	49,135,670	—	—	49,135,670

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Small Cap ETF

June 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 97.3%
CONSUMER DISCRETIONARY - 17.0%
Bata India, Ltd.	61,243	509,036
Bombay Dyeing & Manufacturing Co., Ltd.	186,467	232,948
Ceat, Ltd.(a)	16,128	447,879
Cox & Kings, Ltd.	84,398	361,682
Delta Corp., Ltd.	108,957	261,699
Indo Count Industries, Ltd.	84,980	218,769
Infibeam Incorporation, Ltd.(a)	23,680	406,979
JK Tyre & Industries, Ltd.	177,255	441,098
Jubilant Foodworks, Ltd.	36,114	528,769
Kesoram Industries, Ltd.(a)	106,034	242,047
PC Jeweller, Ltd.	28,718	217,548
PVR, Ltd.	21,381	465,925
Raymond, Ltd.	36,729	411,797
TV18 Broadcast, Ltd.(a)	569,670	318,601
Total		5,064,777
CONSUMER STAPLES - 6.7%
Balrampur Chini Mills, Ltd.	134,336	313,823
Godfrey Phillips India, Ltd.	15,229	296,769
Kaveri Seed Co., Ltd.(a)	26,920	272,105
Kwality, Ltd.	50,622	115,635
Tata Global Beverages, Ltd.	434,052	1,011,641
Total		2,009,973
ENERGY - 1.3%
Aban Offshore, Ltd.(a)	32,612	94,475
Chennai Petroleum Corp., Ltd.	51,076	279,688
Total		374,163
FINANCIALS - 18.2%
Allahabad Bank(a)	265,768	278,977
Andhra Bank	276,643	233,256
Can Fin Homes, Ltd.	9,683	484,251
Capital First, Ltd.	34,406	355,065
IFCI, Ltd.(a)	774,861	290,704
Karnataka Bank, Ltd. (The)	275,522	694,799
Karur Vysya Bank, Ltd. (The)	506,573	1,134,034
Manappuram Finance, Ltd.	451,012	683,452
Multi Commodity Exchange of India, Ltd.	37,578	632,700
Oriental Bank of Commerce(a)	151,073	330,251
Syndicate Bank(a)	256,852	292,069
Total		5,409,558
HEALTH CARE - 4.2%
Dishman Carbogen Amcis, Ltd.(a),(b)	61,104	303,310
Dr Lal PathLabs, Ltd.(c)	26,844	324,745
Granules India, Ltd.	100,067	206,520
Marksans Pharma, Ltd.	222,090	140,701
Wockhardt, Ltd.	28,789	269,061
Total		1,244,337

Issuer	Shares	Value ($)

Common Stocks (continued)
INDUSTRIALS - 29.1%
BEML, Ltd.	20,073	476,147
CG Power and Industrial Solutions, Ltd.(a)	423,269	537,620
Escorts, Ltd.	115,933	1,157,133
Force Motors, Ltd.(a)	5,244	342,001
Gayatri Projects, Ltd.	88,862	218,452
GMR Infrastructure, Ltd.(a)	2,426,586	737,690
Gujarat Pipavav Port, Ltd.	257,111	594,672
Hindustan Construction Co., Ltd.(a)	767,890	464,506
IRB Infrastructure Developers, Ltd.	156,865	507,453
Jain Irrigation Systems, Ltd.	320,524	509,516
Jaiprakash Associates, Ltd.(a)	49,872	16,820
Jet Airways India, Ltd.(a)	29,778	259,853
NCC, Ltd.	343,195	463,522
Reliance Defence and Engineering, Ltd.(a)	132,452	124,178
Sintex Plastics Technology Ltd.(a),(b)	339,668	429,068
SpiceJet, Ltd.(a)	240,719	492,145
Suzlon Energy, Ltd.(a)	3,535,273	1,025,509
V-Guard Industries, Ltd.	118,886	317,366
Total		8,673,651
INFORMATION TECHNOLOGY - 8.6%
Hexaware Technologies, Ltd.	91,198	341,794
Intellect Design Arena, Ltd.(a)	62,625	119,412
Just Dial, Ltd.(a)	27,501	158,145
KPIT Technologies, Ltd.	128,256	243,565
Mindtree, Ltd.	90,427	740,064
NIIT Technologies, Ltd.	42,293	377,832
NIIT, Ltd.(a)	106,495	145,316
Tata Elxsi, Ltd.	17,971	440,590
Total		2,566,718
MATERIALS - 5.8%
Advanced Enzyme Technologies Ltd.(a)	39,209	196,629
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	95,844	397,759
India Cements, Ltd.	184,454	563,742
MOIL, Ltd.	48,069	237,380
Nilkamal, Ltd.	5,612	163,582
NOCIL, Ltd.	88,576	153,822
Total		1,712,914
REAL ESTATE - 3.4%
Housing Development & Infrastructure, Ltd.(a)	284,435	374,699
Indiabulls Real Estate, Ltd.(a)	208,143	644,354
Unitech, Ltd.(a)	67,494	6,213
Total		1,025,266
TELECOMMUNICATION SERVICES - 1.2%
Reliance Communications, Ltd.(a)	1,051,624	349,796
UTILITIES - 1.8%
Mahanagar Gas, Ltd.	10,356	158,390
PTC India, Ltd.	255,659	381,882
Total		540,272
Total Investments
(Cost: $26,147,246)(d)		28,971,425(e)
Other Assets & Liabilities, Net		803,696
Net Assets		29,775,121

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $732,378, which represents less than 2.46% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of this security amounted to $324,745, or 1.10% of net assets.

(d)

At June 30, 2017, the cost of securities for federal income tax purposes was approximately $26,147,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,793,000
Unrealized Depreciation	(1,969,000)
Net Unrealized Appreciation	$2,824,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3
Valuation Inputs	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Consumer Discretionary	5,064,777	—	—	5,064,777
Consumer Staples	2,009,973	—	—	2,009,973
Energy	374,163	—	—	374,163
Financials	5,409,558	—	—	5,409,558
Health Care	941,027	—	303,310	1,244,337
Industrials	8,244,583	—	429,068	8,673,651
Information Technology	2,566,718	—	—	2,566,718
Materials	1,712,914	—	—	1,712,914
Real Estate	1,025,266	—	—	1,025,266
Telecommunication Services	349,796	—	—	349,796
Utilities	540,272	—	—	540,272
Total Common Stocks	28,239,047	—	732,378	28,971,425
Total Investments	28,239,047	—	732,378	28,971,425

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Balance as of 03/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation) (a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Common Stocks	—	—	—	134,401	326,366	10,520	261,091	—	732,378

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $134,401.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 1 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	8/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	8/18/2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	8/18/2017